Earnings Per Share - Schedule of Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator
Net income-basic	$ 1,275,882	$ 1,296,203	$ 332,354
Net income-diluted	$ 1,275,882	$ 1,296,203	$ 332,354
Denominator
Weighted average number of ordinary shares outstanding – basic	12,294,521	11,500,000	11,500,000
Weighted average number of ordinary shares outstanding – diluted	12,294,521	11,500,000	11,500,000
Earning per share – basic	$ 0.1	$ 0.11	$ 0.03
Earning per share – diluted	$ 0.1	$ 0.11	$ 0.03